DIGITAL ASSETS - Crypto assets representing a fair value (Details) £ in Thousands	Dec. 31, 2022 GBP (£) item	Dec. 31, 2021 GBP (£) item	Dec. 31, 2020 GBP (£)
DIGITAL ASSETS
Fair value of crypto assets | £	£ 368	£ 80,759	£ 4,637
Number of Bitcoins comprised | item	2,441
Crypto Assets
DIGITAL ASSETS
Fair value of crypto assets | £	£ 368
Bitcoin
DIGITAL ASSETS
Number of Bitcoins comprised | item	141	2,441